LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 36.4
Operating Leases, Future Minimum Payments, Due in Two Years	29.5
Operating Leases, Future Minimum Payments, Due in Three Years	20.8
Operating Leases, Future Minimum Payments, Due in Four Years	15.5
Operating Leases, Future Minimum Payments, Due in Five Years	14.3
Operating Leases, Future Minimum Payments, Due Thereafter	22.3
Operating Leases, Future Minimum Payments Due	138.8
Operating Leases, Rent Expense, Net	39.7	37.4	35.5
Capital Lease Obligations	$ 2.9	$ 2.7